Share-based compensation - Equity Incentive Plan, 2007 Long Term Incentive Plan, 2015 Long Term Incentive Plan and 2014 Restricted Stock Unit Plan (Details)						1 Months Ended				12 Months Ended
	Aug. 30, 2019 USD ($) shares	Jul. 29, 2015 USD ($) employee $ / shares shares	Jul. 01, 2015 USD ($) employee $ / shares shares	Apr. 10, 2015 USD ($) shares	May 23, 2014 USD ($) shares	Jul. 30, 2018 USD ($) shares	Jul. 27, 2017 USD ($) shares	Apr. 18, 2016 USD ($) shares	Nov. 30, 2007 $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Jun. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased | $										$ 2,920,216	$ 3,937,057	$ 3,485,952
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares										0	0
2007 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan									36 months
2007 Plan [Member] | Minimum [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted | $ / shares									$ 1.085
Weighted-average fair value of options granted | $ / shares									$ 0.36
2007 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized | shares									10,000,000
2007 Plan [Member] | Maximum [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options granted | $ / shares									$ 1.81
Weighted-average fair value of options granted | $ / shares									$ 0.61
2014 RSU Plan [member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of shares repurchased | $	$ 2,912,539			$ 3,259,998	$ 7,042,725	$ 3,976,660	$ 3,485,952	$ 4,003,999
Shares repurchased | shares	1,438,076			2,076,964	4,234,884	1,732,466	0	1,614,220			1,356,584
Vesting period for plan	3 years			3 years	3 years	3 years	3 years	3 years
Weighted average grant-date fair value of restricted shares granted | $ / shares										$ 2.12	$ 2.21	$ 2.68
2014 RSU Plan [member] | Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized | shares					10,000,000
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares										0	0
2015 Plan [Member] | Service Condition Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares		81,600	6,574,600
Option granted, number of employees | employee		1	22
Exercise price of options granted | $ / shares		$ 1.71	$ 1.71
Weighted-average fair value of options granted | $ / shares		$ 0.42	$ 0.48
Total expected compensation cost, net of expected forfeitures | $		$ 34,294	$ 3,165,867
Vesting period for plan		33 months	34 months
Stock options granted, expiration date		Jul. 29, 2025	Jul. 01, 2025
2015 Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized | shares													20,000,000